Fair Value Measurements - Fair Value of Assets Measured at Fair Value on a Non-recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels, net	$ 10,088
Vessel held for sale		$ 30,000	$ 8,051
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels, net	0
Vessel held for sale		0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels, net	10,088
Vessel held for sale		30,000	8,051
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels, net	$ 0
Vessel held for sale		$ 0	$ 0